Other Income (Expense)	6 Months Ended
Jun. 30, 2026
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Other Income (Expense)
10.	Other Income (Expense)

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2026	2025	2026	2025

Interest income	$2,655	$8,455	$15,671	$17,263

Dividend income	-	287	-	526

Foreign exchange gain (loss)	5,601	(1,379)	8,241	(1,532)

Gain (loss) on fair value adjustment of share purchase warrants held	492	2,134	(436)	2,757

Other	323	239	3,331	(1,758)

Total other income (expense)	$9,071	$9,736	$26,807	$17,256